DEBT - Secured Promissory Notes - Narratives (Details)				1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 27, 2024 USD ($)	Nov. 13, 2024 USD ($)	Sep. 24, 2024 USD ($)	Sep. 30, 2024 USD ($) agreement $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) item Lender $ / shares	Dec. 31, 2023 USD ($)
DEBT
Amortization of debt discount						$ 133,789	$ 59,937	$ 137,615	$ 346,557
Conversion Price | $ / shares								$ 1
Maximum percentage of ownership by an individual lender				19.99%
Extinguishment of accounts payable and accrued expenses	$ 258,000	$ 170,000,000	$ 539,000
Debt default, amount						$ 673,000
Secured Promissory Notes
DEBT
Number of warrants issued | shares					23,332
Exercise price of warrants | $ / shares					$ 12
Fair value of warrants					$ 82,861
Amortization of debt discount								$ 27,620	$ 27,620
Interest rate at event of default					12.00%
Number of conversion agreements | agreement				4
Conversion Price | $ / shares				$ 2			$ 2
Maximum percentage of ownership by an individual lender				19.99%				5.00%
Extinguishment of debt				$ 6,834,020
Extinguishment of accounts payable and accrued expenses				$ 1,064,080
Conversion of debt to shares | shares				3,949,050
Number of lenders exceeding the threshold percentage to be considered as related party | Lender								2
Number of debt instruments | item								2
Debt default, amount								$ 250,000